UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02090

Invesco Bond Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

Semi-Annual Report to Shareholders	August 31, 2024
Invesco Bond Fund
NYSE:
VBF

2	Fund Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

22	Financial Statements

25	Financial Highlights

26	Notes to Financial Statements

32	Approval of Investment Advisory and Sub-Advisory Contracts

34	Proxy Results
Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/29/24 to 8/31/24
Fund at NAV	5.91%
Fund at Market Value	8.66
Bloomberg Baa U.S. Corporate Bond Index ▼ (Broad Market/Style-Specific Index)	5.47
Market Price Premium to NAV as of 8/31/24	0.12

Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
 The
Bloomberg Baa U.S. Corporate Bond Index
measures the Baa-rated, fixed-rate, taxable corporate bond market.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2024, the Board of Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Fund easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition , transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” - in the name of your brokerage firm, bank, or other financial institution - you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computer-share Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium - a market price that is higher than its NAV -you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount - a market price that is lower than its NAV - you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount , the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Bond Fund

Schedule of Investments
(a)
August 31, 2024
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.68%
Advertising–0.18%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027 (b)	$94,000	$ 91,906
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	256,000	257,673
		349,579

Aerospace & Defense–1.63%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029 (b)	200,000	204,216
5.50%, 03/26/2054 (b)	200,000	204,166
Boeing Co. (The),
6.30%, 05/01/2029 (b)	78,000	81,494
6.53%, 05/01/2034 (b)	95,000	100,678
5.93%, 05/01/2060	291,000	275,182
Howmet Aerospace, Inc., 4.85%, 10/15/2031	33,000	33,417
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	68,000	70,136
5.60%, 07/31/2053	62,000	63,976
Lockheed Martin Corp.,
4.45%, 05/15/2028	64,000	64,626
4.75%, 02/15/2034	124,000	125,677
4.80%, 08/15/2034	5,000	5,078
4.15%, 06/15/2053	57,000	48,857
4.30%, 06/15/2062	69,000	59,275
5.90%, 11/15/2063	95,000	106,462
Northrop Grumman Corp., 4.95%, 03/15/2053	50,000	47,623
RTX Corp.,
5.75%, 01/15/2029	144,000	151,285
6.00%, 03/15/2031	66,000	70,965
5.15%, 02/27/2033	216,000	221,557
6.10%, 03/15/2034	171,000	186,258
6.40%, 03/15/2054	126,000	144,736
TransDigm, Inc.,
6.75%, 08/15/2028 (b)	216,000	222,350
6.38%, 03/01/2029 (b)	190,000	196,044
7.13%, 12/01/2031 (b)	44,000	46,520
6.63%, 03/01/2032 (b)	350,000	364,427
		3,095,005

Agricultural & Farm Machinery–0.33%
AGCO Corp.,
5.45%, 03/21/2027	31,000	31,484
5.80%, 03/21/2034	119,000	122,472
John Deere Capital Corp.,
4.70%, 06/10/2030	268,000	273,957
5.10%, 04/11/2034	197,000	203,669
		631,582

Agricultural Products & Services–0.04%
Cargill, Inc., 4.75%, 04/24/2033 (b)	71,000	71,051

	Principal Amount	Value
Air Freight & Logistics–0.46%
GXO Logistics, Inc.,
6.25%, 05/06/2029	$209,000	$ 218,159
6.50%, 05/06/2034	145,000	150,758
United Parcel Service, Inc.,
5.15%, 05/22/2034	137,000	142,120
5.50%, 05/22/2054	237,000	246,757
5.60%, 05/22/2064	110,000	114,908
		872,702

Airport Services–0.21%
Mexico City Airport Trust (Mexico), 5.50%, 07/31/2047 (b)	468,000	403,967

Aluminum–0.05%
Novelis Corp., 4.75%, 01/30/2030 (b)	96,000	91,776

Apparel Retail–0.09%
Gap, Inc. (The), 3.88%, 10/01/2031 (b)	107,000	92,531
Victoria’s Secret & Co., 4.63%, 07/15/2029 (b)	100,000	87,240
		179,771

Application Software–0.24%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (b)	65,000	64,119
Intuit, Inc., 5.20%, 09/15/2033	205,000	213,702
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (b)	40,000	39,993
6.50%, 06/01/2032 (b)	133,000	137,385
		455,199

Asset Management & Custody Banks–2.04%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	444,000	440,686
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	199,000	209,279
4.50%, 05/13/2032	65,000	64,469
5.15%, 05/15/2033	249,000	256,472
Apollo Management Holdings L.P., 4.95%, 01/14/2050 (b)(c)	30,000	29,925
Ares Capital Corp.,
5.88%, 03/01/2029	4,000	4,069
5.95%, 07/15/2029	131,000	133,547
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028 (c)	305,000	308,433
4.54%, 02/01/2029 (c)	133,000	133,696
5.06%, 07/22/2032 (c)	179,000	183,028
5.83%, 10/25/2033 (c)	112,000	119,361
5.61%, 07/21/2039 (c)	153,000	158,644
Series J, 4.97%, 04/26/2034 (c)	113,000	114,001
BlackRock, Inc., 4.75%, 05/25/2033	230,000	233,055
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	302,000	279,823
5.88%, 11/15/2027	155,000	156,756
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043 (b)	29,000	28,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
5.68%, 11/21/2029 (c)	$261,000	$ 273,484
6.12%, 11/21/2034 (c)	191,000	205,170
Series J, 6.70% (c)(d)	537,000	552,486
		3,885,110

Automobile Manufacturers–1.17%
Allison Transmission, Inc., 3.75%, 01/30/2031 (b)	306,000	278,375
American Honda Finance Corp., 4.90%, 01/10/2034	3,000	3,028
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	335,000	344,369
7.35%, 11/04/2027	7,000	7,406
7.20%, 06/10/2030	135,000	145,390
7.12%, 11/07/2033	204,000	220,546
Hyundai Capital America,
5.50%, 03/30/2026 (b)	104,000	105,087
5.60%, 03/30/2028 (b)	6,000	6,158
5.35%, 03/19/2029 (b)	2,000	2,044
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034 (b)	150,000	150,834
5.13%, 08/01/2034 (b)	396,000	399,931
Toyota Motor Credit Corp., 4.55%, 08/09/2029	3,000	3,026
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029 (b)	255,000	259,579
5.60%, 03/22/2034 (b)	300,000	308,416
		2,234,189

Automotive Parts & Equipment–1.16%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (b)	130,000	137,228
ERAC USA Finance LLC,
4.60%, 05/01/2028 (b)	142,000	142,646
5.00%, 02/15/2029 (b)	130,000	133,328
4.90%, 05/01/2033 (b)	229,000	230,598
5.20%, 10/30/2034 (b)	229,000	234,569
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (b)	100,000	92,418
Phinia, Inc., 6.75%, 04/15/2029 (b)	133,000	136,646
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028 (b)	339,000	350,523
7.13%, 04/14/2030 (b)	318,000	333,552
6.75%, 04/23/2030 (b)	154,000	158,427
6.88%, 04/23/2032 (b)	247,000	256,819
		2,206,754

Automotive Retail–0.65%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	121,000	122,482
Asbury Automotive Group, Inc., 4.63%, 11/15/2029 (b)	71,000	67,676
AutoZone, Inc.,
4.75%, 08/01/2032	95,000	94,580
5.20%, 08/01/2033	128,000	130,143
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (b)	92,000	93,823
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (b)	176,000	187,587

	Principal Amount	Value
Automotive Retail–(continued)
Lithia Motors, Inc., 3.88%, 06/01/2029 (b)	$201,000	$ 186,606
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	267,000	266,591
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (b)	89,000	92,684
		1,242,172

Biotechnology–0.70%
AbbVie, Inc.,
4.80%, 03/15/2029	211,000	215,620
5.35%, 03/15/2044	106,000	109,421
5.50%, 03/15/2064	204,000	211,996
Amgen, Inc.,
5.25%, 03/02/2030	78,000	80,819
5.75%, 03/02/2063	435,000	446,497
Gilead Sciences, Inc.,
5.25%, 10/15/2033	169,000	176,123
5.55%, 10/15/2053	88,000	91,510
		1,331,986

Broadcasting–0.06%
AMC Networks, Inc., 10.25%, 01/15/2029 (b)	10,000	10,059
Gray Television, Inc.,
7.00%, 05/15/2027 (b)	8,000	7,723
10.50%, 07/15/2029 (b)	17,000	17,464
4.75%, 10/15/2030 (b)	14,000	7,985
5.38%, 11/15/2031 (b)	16,000	9,178
Paramount Global, 6.38%, 03/30/2062 (c)	10,000	9,150
Sinclair Television Group, Inc., 4.13%, 12/01/2030 (b)	12,000	8,479
TEGNA, Inc.,
4.63%, 03/15/2028	10,000	9,437
5.00%, 09/15/2029	10,000	9,296
Univision Communications, Inc.,
6.63%, 06/01/2027 (b)	18,000	17,833
4.50%, 05/01/2029 (b)	10,000	8,787
		115,391

Broadline Retail–0.11%
Kohl’s Corp., 4.63%, 05/01/2031	106,000	87,701
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030 (b)	68,000	66,003
6.13%, 03/15/2032 (b)	7,000	6,702
6.70%, 07/15/2034 (b)	30,000	26,284
Nordstrom, Inc., 5.00%, 01/15/2044	23,000	18,266
		204,956

Building Products–0.12%
Carrier Global Corp., 5.90%, 03/15/2034	42,000	45,335
Lennox International, Inc., 5.50%, 09/15/2028	173,000	178,677
		224,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Bond Fund

	Principal Amount	Value
Cable & Satellite–0.92%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027 (b)	$4,000	$ 3,923
6.38%, 09/01/2029 (b)	66,000	65,246
7.38%, 03/01/2031 (b)	186,000	189,440
4.50%, 05/01/2032	173,000	147,883
4.25%, 01/15/2034 (b)	110,000	88,801
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	278,000	289,798
5.38%, 04/01/2038	42,000	38,243
5.75%, 04/01/2048	157,000	136,401
Comcast Corp., 5.50%, 11/15/2032	248,000	261,948
Cox Communications, Inc., 5.80%, 12/15/2053 (b)	197,000	192,209
Directv Financing LLC, 8.88%, 02/01/2030 (b)	18,000	18,280
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (b)	28,000	27,140
Scripps Escrow, Inc., 5.88%, 07/15/2027 (b)	10,000	7,168
Sirius XM Radio, Inc., 3.88%, 09/01/2031 (b)	108,000	92,779
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029 (b)	200,000	189,734
		1,748,993

Cargo Ground Transportation–0.30%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026 (b)	32,000	32,454
5.35%, 01/12/2027 (b)	11,000	11,163
4.40%, 07/01/2027 (b)	34,000	33,800
5.70%, 02/01/2028 (b)	108,000	111,058
5.55%, 05/01/2028 (b)	153,000	157,171
6.20%, 06/15/2030 (b)	52,000	55,607
Ryder System, Inc., 6.60%, 12/01/2033	161,000	177,999
		579,252

Casinos & Gaming–0.29%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029 (b)	200,000	183,192
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029 (b)	200,000	178,823
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028 (b)	200,000	191,208
		553,223

Commercial & Residential Mortgage Finance–0.43%
Aviation Capital Group LLC,
3.50%, 11/01/2027 (b)	28,000	26,868
6.25%, 04/15/2028 (b)	11,000	11,435
6.75%, 10/25/2028 (b)	230,000	243,787
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (b)	89,000	92,276
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027 (b)(c)	242,000	251,010

	Principal Amount	Value
Commercial & Residential Mortgage Finance–(continued)
Radian Group, Inc., 6.20%, 05/15/2029	$155,000	$ 161,506
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026 (b)	24,000	22,848
		809,730

Commodity Chemicals–0.17%
Mativ Holdings, Inc., 6.88%, 10/01/2026 (b)	322,000	321,801

Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054	47,000	48,559

Computer & Electronics Retail–0.14%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	151,000	154,284
Leidos, Inc., 5.75%, 03/15/2033	106,000	110,262
		264,546

Construction Machinery & Heavy Transportation Equipment– 0.12%
Cummins, Inc.,
4.90%, 02/20/2029	67,000	68,672
5.45%, 02/20/2054	151,000	155,158
		223,830

Consumer Electronics–0.22%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027 (b)	200,000	204,046
5.63%, 04/24/2029 (b)	200,000	207,330
		411,376

Consumer Finance–1.09%
American Express Co.,
5.65%, 04/23/2027 (c)	207,000	210,130
5.53%, 04/25/2030 (c)	269,000	279,572
5.92%, 04/25/2035 (c)	244,000	257,019
Capital One Financial Corp.,
7.15%, 10/29/2027 (c)	126,000	132,096
6.31%, 06/08/2029 (c)	162,000	169,506
7.62%, 10/30/2031 (c)	148,000	167,135
6.38%, 06/08/2034 (c)	142,000	150,948
FirstCash, Inc., 6.88%, 03/01/2032 (b)	423,000	435,082
Navient Corp., 5.00%, 03/15/2027	100,000	98,275
OneMain Finance Corp.,
3.88%, 09/15/2028	48,000	44,251
5.38%, 11/15/2029	90,000	86,631
4.00%, 09/15/2030	4,000	3,543
7.13%, 11/15/2031	50,000	50,535
		2,084,723

Consumer Staples Merchandise Retail–0.15%
Dollar General Corp.,
5.00%, 11/01/2032	50,000	49,089
5.50%, 11/01/2052	133,000	126,162
Walmart, Inc., 4.50%, 09/09/2052	113,000	106,662
		281,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Bond Fund

	Principal Amount	Value
Copper–0.01%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	$17,000	$ 16,799

Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	41,000	41,416
Constellation Brands, Inc., 4.90%, 05/01/2033	33,000	32,909
		74,325

Distributors–0.49%
Genuine Parts Co.,
6.50%, 11/01/2028	379,000	405,725
4.95%, 08/15/2029	273,000	274,766
6.88%, 11/01/2033	229,000	259,400
		939,891

Diversified Banks–14.39%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026 (b)	1,080,000	1,063,548
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032 (b)	333,000	365,263
6.75% (b)(c)(d)	784,000	800,381
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034 (c)	410,000	464,640
9.38% (c)(d)	214,000	234,285
Banco Santander S.A. (Spain),
5.55%, 03/14/2028 (c)	200,000	203,038
5.44%, 07/15/2031	300,000	309,226
8.00% (c)(d)	190,476	196,742
9.63% (c)(d)	400,000	438,764
9.63% (c)(d)	400,000	464,778
Bank of America Corp.,
5.43%, 08/15/2035 (c)	319,000	319,813
7.75%, 05/14/2038	650,000	807,048
2.68%, 06/19/2041 (c)	22,000	16,088
Series AA, 6.10% (c)(d)	578,000	578,674
Series DD, 6.30% (c)(d)	174,000	176,021
Bank of China Ltd. (China), 5.00%, 11/13/2024 (b)	540,000	539,529
Bank of Montreal (Canada),
7.70%, 05/26/2084 (c)	456,000	478,468
7.30%, 11/26/2084 (c)	250,000	256,933
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082 (c)	429,000	460,569
8.00%, 01/27/2084 (c)	235,000	249,813
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028 (b)	341,000	347,534
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039 (b)(c)	100,000	105,282
BPCE S.A. (France), 5.72%, 01/18/2030 (b)(c)	3,000	3,075
Citibank N.A., 5.57%, 04/30/2034	274,000	287,907

	Principal Amount	Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.50%, 09/13/2025	$428,000	$ 430,289
5.17%, 02/13/2030 (c)	132,000	134,574
2.57%, 06/03/2031 (c)	22,000	19,576
6.17%, 05/25/2034 (c)	286,000	302,059
5.83%, 02/13/2035 (c)	352,000	361,913
Series AA, 7.63% (c)(d)	422,000	448,485
Series BB, 7.20% (c)(d)	292,000	305,963
Series CC, 7.13% (c)(d)	302,000	309,672
Series DD, 7.00% (c)(d)	340,000	356,174
Series V, 4.70% (c)(d)	214,000	212,736
Comerica, Inc., 5.98%, 01/30/2030 (c)	68,000	69,204
Corp Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029 (b)	200,000	206,052
Credit Agricole S.A. (France),
5.34%, 01/10/2030 (b)(c)	169,000	172,430
6.25%, 01/10/2035 (b)(c)	27,000	28,355
Fifth Third Bancorp,
2.38%, 01/28/2025	49,000	48,429
1.71%, 11/01/2027 (c)	58,000	54,369
6.34%, 07/27/2029 (c)	32,000	33,655
4.77%, 07/28/2030 (c)	149,000	148,193
4.34%, 04/25/2033 (c)	80,000	75,486
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028 (c)	274,000	279,955
7.40%, 11/13/2034 (c)	305,000	341,952
6.00% (c)(d)	866,000	866,005
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030 (c)	200,000	204,602
JPMorgan Chase & Co.,
5.57%, 04/22/2028 (c)	221,000	226,614
4.32%, 04/26/2028 (c)	163,000	162,286
4.85%, 07/25/2028 (c)	128,000	129,179
5.30%, 07/24/2029 (c)	201,000	206,299
5.01%, 01/23/2030 (c)	138,000	140,429
5.58%, 04/22/2030 (c)	173,000	180,170
5.00%, 07/22/2030 (c)	305,000	310,685
4.59%, 04/26/2033 (c)	104,000	102,709
5.72%, 09/14/2033 (c)	261,000	273,147
5.34%, 01/23/2035 (c)	107,000	110,234
5.29%, 07/22/2035 (c)	203,000	208,404
Series W, 6.38% (3 mo. Term SOFR + 1.26%), 05/15/2047 (e)	326,000	297,177
Series NN, 6.88% (c)(d)	177,000	188,039
KeyBank N.A., 5.85%, 11/15/2027	269,000	276,901
KeyCorp,
6.63% (SOFR + 1.25%), 05/23/2025 (e)	89,000	89,245
2.55%, 10/01/2029	56,000	50,163
4.79%, 06/01/2033 (c)	64,000	61,719
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030 (c)	344,000	352,923
5.41%, 04/19/2034 (c)	205,000	212,832
5.43%, 04/17/2035 (c)	364,000	376,055
8.20% (c)(d)	465,000	510,483
Mizuho Financial Group, Inc. (Japan),
5.38%, 07/10/2030 (c)	200,000	205,691
5.59%, 07/10/2035 (c)	325,000	337,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	$393,000	$ 405,036
National Securities Clearing Corp., 5.10%, 11/21/2027 (b)	335,000	342,607
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032 (b)(f)	533,000	368,039
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029 (c)	252,000	260,358
4.63%, 06/06/2033 (c)	7,000	6,760
5.07%, 01/24/2034 (c)	127,000	127,084
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	90,000	92,100
7.50%, 05/02/2084 (c)	414,000	430,410
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028 (b)(c)	109,000	113,642
7.75% (b)(c)(d)	406,000	421,731
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60% (c)(d)	365,000	378,974
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026 (b)	200,000	204,127
5.20%, 03/07/2029 (b)	206,000	211,740
5.35%, 03/07/2034 (b)	200,000	207,436
Synovus Bank, 5.63%, 02/15/2028	896,000	893,617
Toronto-Dominion Bank (The) (Canada),
8.13%, 10/31/2082 (c)	349,000	372,731
7.25%, 07/31/2084 (c)	315,000	322,903
U.S. Bancorp,
5.78%, 06/12/2029 (c)	195,000	202,533
4.97%, 07/22/2033 (c)	98,000	96,284
5.84%, 06/12/2034 (c)	175,000	183,954
UBS AG (Switzerland), 5.65%, 09/11/2028	243,000	252,852
Wells Fargo & Co.,
5.71%, 04/22/2028 (c)	141,000	144,850
5.57%, 07/25/2029 (c)	140,000	144,615
5.20%, 01/23/2030 (c)	158,000	161,319
5.39%, 04/24/2034 (c)	95,000	97,403
5.56%, 07/25/2034 (c)	56,000	57,824
5.50%, 01/23/2035 (c)	188,000	194,088
5.38%, 11/02/2043	711,000	704,153
6.85% (c)(d)	214,000	220,190
7.63% (c)(d)	161,000	173,445
Westpac Banking Corp. (Australia), 5.41%, 08/10/2033 (c)	14,000	14,208
		27,393,088

Diversified Capital Markets–0.80%
Credit Suisse Group AG (Switzerland),
4.50% (b)(c)(d)(g)	268,000	32,160
5.25% (b)(c)(d)(g)	248,000	29,760
UBS Group AG (Switzerland),
5.71%, 01/12/2027 (b)(c)	256,000	258,705
4.75%, 05/12/2028 (b)(c)	303,000	303,100
6.30%, 09/22/2034 (b)(c)	295,000	318,463
4.38% (b)(c)(d)	258,000	221,462
Series 31, 7.75% (b)(c)(d)	346,000	365,052
		1,528,702

	Principal Amount	Value
Diversified Financial Services–2.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055 (c)	$300,000	$ 309,700
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031 (b)	155,000	157,427
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (b)	34,000	35,181
Apollo Global Management, Inc.,
6.38%, 11/15/2033	174,000	191,640
5.80%, 05/21/2054	147,000	151,391
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028 (b)	267,000	277,645
5.75%, 03/01/2029 (b)	296,000	303,252
5.75%, 11/15/2029 (b)	192,000	196,621
BlackRock Funding, Inc.,
4.90%, 01/08/2035	101,000	102,742
5.35%, 01/08/2055	99,000	101,661
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029 (b)	341,000	338,683
Corebridge Financial, Inc.,
6.05%, 09/15/2033	197,000	209,979
5.75%, 01/15/2034	220,000	229,559
Franklin BSP Capital Corp., 7.20%, 06/15/2029 (b)	63,000	64,288
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029 (b)	90,000	93,100
Jackson Financial, Inc., 5.67%, 06/08/2032	17,000	17,575
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031 (b)	219,000	230,181
LPL Holdings, Inc., 5.70%, 05/20/2027	201,000	204,673
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029 (b)	74,000	77,059
6.50%, 03/26/2031 (b)	174,000	183,585
Nuveen LLC,
5.55%, 01/15/2030 (b)	91,000	94,385
5.85%, 04/15/2034 (b)	152,000	159,220
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026 (b)	345,000	344,867
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (b)	95,000	94,356
		4,168,770

Diversified Metals & Mining–0.78%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	254,000	260,476
5.25%, 09/08/2030	186,000	193,806
5.25%, 09/08/2033	324,000	334,563
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033 (b)	200,000	197,559
Glencore Funding LLC (Australia),
5.37%, 04/04/2029 (b)	119,000	121,466
5.63%, 04/04/2034 (b)	211,000	215,013
5.89%, 04/04/2054 (b)	82,000	82,193
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029 (b)	86,000	86,882
		1,491,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Bond Fund

	Principal Amount	Value
Diversified REITs–0.25%
CubeSmart L.P., 2.50%, 02/15/2032	$18,000	$ 15,369
Trust Fibra Uno (Mexico), 5.25%,
01/30/2026 (b)	464,000	462,354
		477,723

Diversified Support Services–0.26%
Element Fleet Management Corp.
(Canada), 6.32%, 12/04/2028 (b)	163,000	172,426
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028 (b)	92,000	94,766
7.75%, 03/15/2031 (b)	211,000	224,548
		491,740

Drug Retail–1.02%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028 (b)	331,000	333,745
4.88%, 04/21/2033 (b)	302,000	302,449
CVS Pass-Through Trust,
6.04%, 12/10/2028	406,915	412,134
5.77%, 01/10/2033 (b)	798,233	809,484
Walgreens Boots Alliance, Inc., 3.45%,
06/01/2026	96,000	91,427
		1,949,239

Electric Utilities–6.44%
Alabama Power Co., 5.85%,
11/15/2033	49,000	52,737
American Electric Power Co., Inc.,
5.20%, 01/15/2029	148,000	151,679
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	85,000	87,257
Series AJ, 4.85%, 10/01/2052	218,000	202,254
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034	52,000	52,286
5.25%, 01/15/2053	92,000	92,911
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	3,000	3,159
6.15%, 11/15/2052	52,000	58,103
5.90%, 11/15/2053	133,000	143,143
Constellation Energy Generation LLC,
6.13%, 01/15/2034	63,000	67,754
6.50%, 10/01/2053	59,000	65,427
5.75%, 03/15/2054	156,000	157,525
Dominion Energy South Carolina, Inc.,
6.25%, 10/15/2053	74,000	83,921
Duke Energy Carolinas LLC, 5.35%,
01/15/2053	173,000	173,305
Duke Energy Corp.,
5.00%, 12/08/2027	61,000	62,158
4.85%, 01/05/2029	144,000	146,036
5.00%, 08/15/2052	186,000	170,929
6.45%, 09/01/2054 (c)	242,000	248,048
Duke Energy Indiana LLC, 5.40%,
04/01/2053	135,000	134,771
Edison International, 7.88%,
06/15/2054 (c)	224,000	235,615
Electricite de France S.A. (France),
6.00%, 01/22/2114 (b)	1,455,000	1,492,393
Enel Finance America LLC (Italy),
7.10%, 10/14/2027 (b)	204,000	217,710

	Principal Amount	Value
Electric Utilities–(continued)
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025 (b)	$212,000	$216,940
Entergy Corp., 7.13%, 12/01/2054 (c)	255,000	260,296
Entergy Louisiana LLC, 5.15%, 09/15/2034	132,000	133,248
Entergy Texas, Inc., 5.55%, 09/15/2054	98,000	98,290
Evergy Metro, Inc., 4.95%, 04/15/2033	62,000	62,599
Eversource Energy, 5.50%, 01/01/2034	126,000	128,696
Exelon Corp., 5.60%, 03/15/2053	209,000	211,889
FirstEnergy Pennsylvania Electric Co.,
5.20%, 04/01/2028 (b)	29,000	29,503
Georgia Power Co.,
4.65%, 05/16/2028	87,000	87,918
4.95%, 05/17/2033	97,000	98,111
Mercury Chile Holdco LLC (Chile),
6.50%, 01/24/2027 (b)	317,000	315,058
MidAmerican Energy Co.,
5.35%, 01/15/2034	41,000	42,974
5.85%, 09/15/2054	92,000	99,160
5.30%, 02/01/2055	121,000	120,736
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	5,000	5,094
5.00%, 02/07/2031	183,000	188,782
5.80%, 01/15/2033	88,000	94,046
5.00%, 08/15/2034	223,000	224,279
7.13%, 09/15/2053 (c)	653,000	679,793
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	226,000	227,590
5.00%, 07/15/2032	63,000	63,838
5.25%, 03/15/2034	234,000	238,076
5.55%, 03/15/2054	289,000	291,735
6.75%, 06/15/2054 (c)	99,000	103,762
Ohio Power Co., 5.65%, 06/01/2034	154,000	160,196
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	433,000	439,792
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	140,000	148,845
PacifiCorp,
5.10%, 02/15/2029	150,000	153,780
5.30%, 02/15/2031	117,000	120,054
5.45%, 02/15/2034	181,000	185,030
5.80%, 01/15/2055	142,000	144,537
PPL Capital Funding, Inc., 5.25%, 09/01/2034	75,000	75,945
Public Service Co. of Colorado, 5.25%, 04/01/2053	98,000	94,990
Public Service Co. of New Hampshire,
5.35%, 10/01/2033	58,000	60,566
Public Service Electric and Gas Co.,
5.13%, 03/15/2053	62,000	61,373
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	252,000	252,100
5.55%, 04/15/2054	174,000	179,074
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	2,125
Southern Co. (The),
5.70%, 10/15/2032	90,000	95,368
Series B, 4.00%, 01/15/2051 (c)	197,000	192,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southwestern Electric Power Co.,
5.30%, 04/01/2033	$80,000	$81,237
Talen Energy Supply LLC, 8.63%, 06/01/2030 (b)	42,000	45,517
Tampa Electric Co., 5.00%, 07/15/2052	70,000	66,376
Union Electric Co., 5.20%, 04/01/2034	232,000	238,009
Virginia Electric & Power Co., Series C, 4.63%, 05/15/2052	43,000	38,076
Virginia Electric and Power Co.,
5.00%, 04/01/2033	89,000	89,716
5.35%, 01/15/2054	108,000	107,573
Vistra Operations Co. LLC,
5.63%, 02/15/2027 (b)	91,000	90,927
4.38%, 05/01/2029 (b)	8,000	7,664
7.75%, 10/15/2031 (b)	436,000	464,233
6.88%, 04/15/2032 (b)	234,000	243,206
6.95%, 10/15/2033 (b)	167,000	185,642
6.00%, 04/15/2034 (b)	107,000	111,899
		12,258,373

Electrical Components & Equipment–0.34%
EnerSys,
4.38%, 12/15/2027 (b)	50,000	49,012
6.63%, 01/15/2032 (b)	41,000	43,098
Regal Rexnord Corp.,
6.05%, 04/15/2028	120,000	124,049
6.30%, 02/15/2030	17,000	17,960
6.40%, 04/15/2033	388,000	412,031
		646,150

Electronic Components–0.24%
Corning, Inc., 5.45%, 11/15/2079	375,000	364,652
Sensata Technologies, Inc., 3.75%, 02/15/2031 (b)	93,000	84,067
		448,719

Electronic Manufacturing Services–0.23%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030 (b)	406,000	416,265
Jabil, Inc., 3.00%, 01/15/2031	26,000	22,896
		439,161

Environmental & Facilities Services–0.36%
GFL Environmental, Inc., 6.75%, 01/15/2031 (b)	101,000	105,629
Republic Services, Inc.,
4.88%, 04/01/2029	5,000	5,102
5.00%, 12/15/2033	152,000	154,792
5.00%, 04/01/2034	2,000	2,036
Veralto Corp.,
5.35%, 09/18/2028 (b)	234,000	241,313
5.45%, 09/18/2033 (b)	138,000	142,702
Wrangler Holdco Corp. (Canada),
6.63%, 04/01/2032 (b)	30,000	30,995
		682,569

	Principal Amount	Value
Financial Exchanges & Data–0.62%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029	$108,000	$107,775
5.25%, 06/15/2031	154,000	160,335
4.60%, 03/15/2033	104,000	103,691
4.95%, 06/15/2052	152,000	148,770
5.20%, 06/15/2062	201,000	201,281
Moody’s Corp., 5.25%, 07/15/2044	199,000	198,719
Nasdaq, Inc.,
5.35%, 06/28/2028	55,000	56,841
5.55%, 02/15/2034	85,000	88,570
5.95%, 08/15/2053	34,000	36,486
6.10%, 06/28/2063	70,000	75,940
		1,178,408

Food Retail–0.24%
Kroger Co. (The),
4.65%, 09/15/2029	105,000	105,018
5.00%, 09/15/2034	163,000	162,557
5.65%, 09/15/2064	194,000	189,681
		457,256

Gas Utilities–0.23%
Atmos Energy Corp.,
5.90%, 11/15/2033	79,000	85,636
6.20%, 11/15/2053	61,000	69,043
Piedmont Natural Gas Co., Inc.,
5.40%, 06/15/2033	137,000	141,699
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	70,000	74,035
Southwest Gas Corp., 5.45%, 03/23/2028	61,000	62,388
		432,801

Gold–0.05%
New Gold, Inc. (Canada), 7.50%, 07/15/2027 (b)	87,000	87,898

Health Care Distributors–0.04%
Cardinal Health, Inc., 5.45%, 02/15/2034	80,000	82,710

Health Care Equipment–0.00%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	6,126

Health Care Facilities–0.73%
Adventist Health System, 5.76%, 12/01/2034	79,000	80,973
CommonSpirit Health,
5.32%, 12/01/2034	248,000	253,726
5.55%, 12/01/2054	82,000	83,939
Encompass Health Corp.,
4.50%, 02/01/2028	70,000	68,491
4.63%, 04/01/2031	15,000	14,216
HCA, Inc.,
5.45%, 09/15/2034	28,000	28,372
5.90%, 06/01/2053	217,000	220,224
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	229,000	141,146
Tenet Healthcare Corp., 6.75%, 05/15/2031	266,000	276,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Bond Fund

	Principal Amount	Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$162,000	$164,259
5.38%, 05/15/2043	56,000	57,456
		1,388,841

Health Care REITs–0.26%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	59,000	59,010
5.63%, 05/15/2054	284,000	280,073
Diversified Healthcare Trust, 0.00%, 01/15/2026 (b)(f)	139,000	124,469
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	29,000	19,837
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	24,000	20,322
		503,711

Health Care Services–0.87%
Catalent Pharma Solutions, Inc.,
3.50%, 04/01/2030 (b)	28,000	27,362
Community Health Systems, Inc.,
8.00%, 12/15/2027 (b)	47,000	47,126
5.25%, 05/15/2030 (b)	63,000	56,533
4.75%, 02/15/2031 (b)	42,000	35,868
Concentra Escrow Issuer Corp.,
6.88%, 07/15/2032 (b)	90,000	94,261
CVS Health Corp.,
5.00%, 01/30/2029	198,000	200,860
5.25%, 01/30/2031	30,000	30,514
5.30%, 06/01/2033	149,000	149,707
DaVita, Inc.,
3.75%, 02/15/2031 (b)	56,000	49,884
6.88%, 09/01/2032 (b)	197,000	201,668
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	205,175
5.85%, 05/08/2029	210,000	219,492
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	117,000	79,304
Prime Healthcare Services, Inc.,
9.38%, 09/01/2029 (b)	55,000	55,494
Quest Diagnostics, Inc., 6.40%, 11/30/2033	108,000	118,914
Star Parent, Inc., 9.00%, 10/01/2030 (b)	85,000	90,846
		1,663,008

Health Care Supplies–0.68%
Medline Borrower L.P.,
3.88%, 04/01/2029 (b)	27,000	25,525
5.25%, 10/01/2029 (b)	94,000	92,393
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (b)	89,000	91,855
Solventum Corp.,
5.40%, 03/01/2029 (b)	279,000	284,799
5.60%, 03/23/2034 (b)	320,000	326,385
5.90%, 04/30/2054 (b)	260,000	263,249
6.00%, 05/15/2064 (b)	208,000	208,581
		1,292,787

	Principal Amount	Value
Home Improvement Retail–0.36%
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	$252,000	$255,018
5.75%, 07/01/2053	39,000	40,226
5.80%, 09/15/2062	208,000	212,252
5.85%, 04/01/2063	182,000	186,731
		694,227

Hotel & Resort REITs–0.26%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	60,000	61,829
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032 (b)	134,000	138,106
RLJ Lodging Trust L.P., 4.00%, 09/15/2029 (b)	101,000	91,750
Service Properties Trust,
4.75%, 10/01/2026	137,000	131,129
5.50%, 12/15/2027	52,000	48,968
4.38%, 02/15/2030	35,000	25,892
		497,674

Hotels, Resorts & Cruise Lines–0.64%
Carnival Corp., 6.00%, 05/01/2029 (b)	100,000	100,515
Choice Hotels International, Inc.,
5.85%, 08/01/2034	112,000	114,538
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029 (b)	78,000	79,542
6.13%, 04/01/2032 (b)	253,000	259,551
IRB Holding Corp., 7.00%, 06/15/2025 (b)	83,000	83,088
Marriott International, Inc.,
4.80%, 03/15/2030	142,000	142,845
5.30%, 05/15/2034	102,000	103,768
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032 (b)	74,000	76,467
6.00%, 02/01/2033 (b)	245,000	251,128
		1,211,442

Household Products–0.05%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031 (b)	91,000	93,731

Housewares & Specialties–0.06%
Newell Brands, Inc.,
6.38%, 09/15/2027	59,000	59,464
6.88%, 04/01/2036	20,000	19,037
7.00%, 04/01/2046	32,000	27,775
		106,276

Independent Power Producers & Energy Traders–0.14%
Clearway Energy Operating LLC,
4.75%, 03/15/2028 (b)	29,000	28,199
3.75%, 02/15/2031 (b)	52,000	47,222
Vistra Corp.,
7.00% (b)(c)(d)	92,000	93,070
Series C, 8.88% (b)(c)(d)	85,000	90,447
		258,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Bond Fund

	Principal Amount	Value
Industrial Conglomerates–0.63%
Honeywell International, Inc.,
4.25%, 01/15/2029	$125,000	$125,934
4.88%, 09/01/2029	195,000	200,232
4.95%, 09/01/2031	279,000	288,317
5.00%, 02/15/2033	96,000	98,847
5.25%, 03/01/2054	104,000	105,630
5.35%, 03/01/2064	294,000	301,183
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030 (b)	84,000	85,057
		1,205,200

Industrial Machinery & Supplies & Components–0.34%
Enpro, Inc., 5.75%, 10/15/2026	90,000	89,610
ESAB Corp., 6.25%, 04/15/2029 (b)	90,000	92,569
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	152,000	154,695
5.40%, 08/14/2028	28,000	28,863
Nordson Corp.,
5.60%, 09/15/2028	42,000	43,536
5.80%, 09/15/2033	85,000	90,662
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	16,000	16,434
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (b)	147,000	140,000
		656,369

Industrial REITs–1.04%
LXP Industrial Trust, 6.75%, 11/15/2028	62,000	65,819
Prologis L.P.,
4.88%, 06/15/2028	122,000	124,200
4.63%, 01/15/2033	234,000	232,210
4.75%, 06/15/2033	245,000	245,115
5.13%, 01/15/2034	116,000	118,702
5.00%, 03/15/2034	388,000	392,478
5.00%, 01/31/2035	236,000	237,873
5.25%, 06/15/2053	313,000	310,550
5.25%, 03/15/2054	254,000	252,134
		1,979,081

Insurance Brokers–0.31%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031 (b)	45,000	46,552
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	56,000	57,782
AssuredPartners, Inc., 7.50%, 02/15/2032 (b)	2,000	2,042
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	173,000	182,735
6.25%, 11/01/2052	62,000	71,015
5.45%, 03/15/2053	58,000	59,461
5.70%, 09/15/2053	161,000	171,316
		590,903

Integrated Oil & Gas–1.60%
BP Capital Markets America, Inc.,
4.70%, 04/10/2029	9,000	9,122
4.81%, 02/13/2033	165,000	165,132
4.89%, 09/11/2033	17,000	17,104
BP Capital Markets PLC, 4.38% (c)(d)	47,000	46,354

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	$417,000	$442,452
8.38%, 01/19/2036	156,000	158,064
Empresa Nacional del Petroleo (Chile),
5.95%, 07/30/2034 (b)	210,000	218,461
Eni S.p.A. (Italy), 5.50%, 05/15/2034 (b)	217,000	223,709
Occidental Petroleum Corp.,
5.20%, 08/01/2029	59,000	59,865
5.38%, 01/01/2032	37,000	37,569
5.55%, 10/01/2034	86,000	87,441
6.20%, 03/15/2040	327,000	341,950
4.63%, 06/15/2045	134,000	110,625
6.05%, 10/01/2054	201,000	204,541
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	141,190	140,133
6.70%, 02/16/2032	177,000	152,623
Saudi Arabian Oil Co. (Saudi Arabia),
5.25%, 07/17/2034 (b)	200,000	204,591
5.75%, 07/17/2054 (b)	200,000	201,050
5.88%, 07/17/2064 (b)	220,000	223,322
		3,044,108

Integrated Telecommunication Services–3.34%
AT&T, Inc.,
5.40%, 02/15/2034	169,000	174,581
3.55%, 09/15/2055	2,520,000	1,783,106
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081 (b)(c)	470,000	453,287
Frontier Communications Holdings LLC,
8.63%, 03/15/2031 (b)	44,000	46,603
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026 (b)	250,000	252,405
8.50%, 04/15/2031 (b)	204,000	216,397
Level 3 Financing, Inc.,
10.50%, 04/15/2029 (b)	17,000	18,309
11.00%, 11/15/2029 (b)	25,000	27,439
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	93,000	94,016
Telefonica Emisiones S.A. (Spain),
7.05%, 06/20/2036	527,000	598,146
Verizon Communications, Inc.,
4.50%, 08/10/2033	2,161,000	2,102,412
3.40%, 03/22/2041	33,000	26,318
3.00%, 11/20/2060	144,000	90,636
3.70%, 03/22/2061	91,000	67,069
Zegona Finance PLC (United Kingdom),
8.63%, 07/15/2029 (b)	400,000	416,275
		6,366,999

Interactive Media & Services–1.04%
Baidu, Inc. (China),
3.08%, 04/07/2025	210,000	207,579
1.72%, 04/09/2026	210,000	200,615
Match Group Holdings II LLC, 3.63%, 10/01/2031 (b)	26,000	23,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Bond Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Meta Platforms, Inc.,
4.30%, 08/15/2029	$159,000	$ 160,125
4.55%, 08/15/2031	88,000	89,033
4.75%, 08/15/2034	144,000	144,960
4.45%, 08/15/2052	281,000	251,600
5.40%, 08/15/2054	177,000	180,647
4.65%, 08/15/2062	213,000	191,613
5.75%, 05/15/2063	220,000	234,643
5.55%, 08/15/2064	296,000	303,451
		1,987,370

Investment Banking & Brokerage–2.83%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	102,000	107,527
Charles Schwab Corp. (The), Series K, 5.00% (c)(d)	126,000	121,766
Goldman Sachs Group, Inc. (The), 6.18% (SOFR + 0.81%),
03/09/2027 (e)	355,000	354,766
6.50% (SOFR + 1.12%),
02/24/2028 (e)	65,000	65,501
5.73%, 04/25/2030 (c)	164,000	170,981
5.05%, 07/23/2030 (c)	253,000	256,862
5.85%, 04/25/2035 (c)	186,000	196,560
5.33%, 07/23/2035 (c)	203,000	206,895
4.80%, 07/08/2044	13,000	12,364
Series T, 3.80% (c)(d)	13,000	12,441
Series V, 4.13% (c)(d)	161,000	152,840
Series W, 7.50% (c)(d)	635,000	677,871
Series X, 7.50% (c)(d)	609,000	640,419
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	30,000	28,865
Morgan Stanley,
5.12%, 02/01/2029 (c)	85,000	86,509
5.16%, 04/20/2029 (c)	343,000	349,543
5.45%, 07/20/2029 (c)	73,000	75,262
6.41%, 11/01/2029 (c)	166,000	176,962
5.17%, 01/16/2030 (c)	68,000	69,414
5.04%, 07/19/2030 (c)	180,000	183,126
5.25%, 04/21/2034 (c)	328,000	333,690
5.42%, 07/21/2034 (c)	167,000	171,651
5.47%, 01/18/2035 (c)	161,000	165,965
5.83%, 04/19/2035 (c)	165,000	174,598
5.32%, 07/19/2035 (c)	282,000	288,172
5.95%, 01/19/2038 (c)	73,000	75,642
5.94%, 02/07/2039 (c)	219,000	226,148
		5,382,340

Leisure Facilities–0.26%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (b)	116,000	125,569
NCL Corp. Ltd.,
5.88%, 02/15/2027 (b)	94,000	94,285
8.13%, 01/15/2029 (b)	43,000	46,025
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.,
6.63%, 05/01/2032 (b)	88,000	90,636
Viking Cruises Ltd., 9.13%, 07/15/2031 (b)	104,000	114,174

	Principal Amount	Value
Leisure Facilities–(continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (b)	$26,000	$ 25,800
		496,489

Leisure Products–0.06%
Brunswick Corp., 5.85%, 03/18/2029	103,000	105,419

Life & Health Insurance–3.15%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034 (b)	200,000	203,350
American National Group, Inc., 5.00%, 06/15/2027	152,000	151,884
Athene Global Funding, 5.58%, 01/09/2029 (b)	267,000	274,357
Athene Holding Ltd.,
6.15%, 04/03/2030	28,000	29,857
6.25%, 04/01/2054	142,000	147,590
Corebridge Global Funding, 6.67% (SOFR + 1.30%),
09/25/2026 (b)(e)	384,000	387,047
5.90%, 09/19/2028 (b)	143,000	149,289
5.20%, 01/12/2029 (b)	239,000	244,239
5.20%, 06/24/2029 (b)	232,000	238,573
Delaware Life Global Funding, Series 21-1, 2.66%,
06/29/2026 (b)	1,080,000	1,025,467
F&G Annuities & Life, Inc., 7.40%,
01/13/2028	205,000	214,939
GA Global Funding Trust, 5.50%,
01/08/2029(b)	152,000	156,018
MAG Mutual Holding Co., 4.75%,
04/30/2041 (b)(h)	1,039,000	929,198
MetLife, Inc., 5.00%, 07/15/2052	65,000	62,666
5.25%, 01/15/2054	314,000	315,412
New York Life Global Funding, 4.55%, 01/28/2033 (b)	197,000	194,087
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054 (b)(c)	281,000	291,747
Pacific Life Global Funding II, 6.18% (SOFR + 0.80%),
03/30/2025 (b)(e)	251,000	251,637
6.01% (SOFR + 0.62%),
06/04/2026 (b)(e)	100,000	100,104
Pricoa Global Funding I, 4.65%, 08/27/2031 (b)	150,000	149,919
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (b)	24,000	22,188
Sumitomo Life Insurance Co. (Japan),
5.88% (b)(c)(d)	443,000	455,718
		5,995,286

Managed Health Care–0.53%
Humana, Inc., 5.75%, 12/01/2028	83,000	86,731
UnitedHealth Group, Inc., 4.25%, 01/15/2029	92,000	92,069
5.30%, 02/15/2030	321,000	336,408
5.35%, 02/15/2033	273,000	285,838
4.50%, 04/15/2033	32,000	31,633
5.63%, 07/15/2054	93,000	97,211
5.20%, 04/15/2063	73,000	70,782
		1,000,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Bond Fund

	Principal Amount	Value
Marine Transportation–0.39%
A.P. Moller - Maersk A/S (Denmark),
5.88%, 09/14/2033 (b)	$123,000	$ 130,259
Stena International S.A. (Sweden),
7.25%, 01/15/2031 (b)	100,000	103,046
7.63%, 02/15/2031 (b)	494,000	510,770
		744,075

Metal, Glass & Plastic Containers–0.14%
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (b)	75,000	74,962
OI European Group B.V., 4.75%,
02/15/2030 (b)	146,000	137,351
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/2031 (b)	47,000	47,617
		259,930

Movies & Entertainment–0.03%
Netflix, Inc., 5.40%, 08/15/2054	35,000	36,505
Warnermedia Holdings, Inc., 4.28%,
03/15/2032	17,000	14,868
		51,373

Multi-Family Residential REITs–0.31%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	47,000	47,466
5.30%, 12/07/2033	174,000	179,069
Mid-America Apartments L.P., 5.30%,
02/15/2032	283,000	291,092
UDR, Inc., 5.13%, 09/01/2034	69,000	68,763
		586,390

Multi-line Insurance–0.05%
Acrisure LLC/Acrisure Finance, Inc.,
7.50%, 11/06/2030 (b)	90,000	92,450

Multi-Utilities–1.59%
Ameren Illinois Co.,
4.95%, 06/01/2033	96,000	97,310
5.90%, 12/01/2052	66,000	71,441
Black Hills Corp., 6.15%,
05/15/2034	259,000	275,057
Dominion Energy, Inc.,
5.38%, 11/15/2032	297,000	306,027
Series B, 7.00%, 06/01/2054 (c)	163,000	173,796
Series A, 6.88%, 02/01/2055 (c)	128,000	133,408
DTE Electric Co., 5.20%, 03/01/2034	94,000	97,057
DTE Energy Co.,
4.95%, 07/01/2027	106,000	107,170
5.85%, 06/01/2034	65,000	68,487
ENGIE S.A. (France),
5.25%, 04/10/2029 (b)	205,000	210,408
5.63%, 04/10/2034 (b)	200,000	207,621
5.88%, 04/10/2054 (b)	205,000	211,684
NiSource, Inc.,
5.25%, 03/30/2028	33,000	33,747
5.35%, 04/01/2034	155,000	158,303
6.95%, 11/30/2054 (c)	101,000	102,581
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	255,000	266,855
6.13%, 10/15/2033	168,000	180,877
Sempra, 6.88%, 10/01/2054 (c)	216,000	218,715

	Principal Amount	Value
Multi-Utilities–(continued)
WEC Energy Group, Inc., 4.75%, 01/15/2028	$97,000	$ 97,895
		3,018,439

Office REITs–0.93%
Boston Properties L.P., 5.75%,
01/15/2035	543,000	540,124
Brandywine Operating Partnership L.P.,
8.05%, 03/15/2028	320,000	340,764
8.88%, 04/12/2029	190,000	206,653
Cousins Properties L.P., 5.88%, 10/01/2034	159,000	159,986
Office Properties Income Trust, 9.00%, 03/31/2029 (b)	98,000	93,221
9.00%, 09/30/2029 (b)	525,000	427,754
		1,768,502

Oil & Gas Drilling–0.39%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028 (b)	144,000	145,222
8.63%, 03/15/2029 (b)	44,000	46,299
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	93,000	100,876
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (b)	136,000	141,263
Transocean, Inc., 8.75%, 02/15/2030 (b)	133,450	141,082
Valaris Ltd., 8.38%, 04/30/2030 (b)	168,000	175,409
		750,151

Oil & Gas Exploration & Production–1.11%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026 (b)	87,000	88,267
Apache Corp., 7.75%, 12/15/2029	51,000	56,420
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032 (b)	217,000	224,918
ConocoPhillips Co.,
5.55%, 03/15/2054	118,000	121,369
5.70%, 09/15/2063	76,000	79,448
Diamondback Energy, Inc.,
5.15%, 01/30/2030	137,000	140,220
5.75%, 04/18/2054	91,000	91,101
5.90%, 04/18/2064	78,000	78,394
EQT Corp., 5.70%, 04/01/2028	65,000	66,813
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030 (b)	72,000	71,675
6.00%, 02/01/2031 (b)	30,000	29,732
6.25%, 04/15/2032 (b)	26,000	25,928
8.38%, 11/01/2033 (b)	52,000	56,993
6.88%, 05/15/2034 (b)	248,000	251,020
Murphy Oil Corp.,
6.38%, 07/15/2028	85,000	86,164
5.88%, 12/01/2042	30,000	27,480
Southwestern Energy Co., 5.38%, 03/15/2030	87,000	86,297
Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (b)	285,000	295,808
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028 (b)	278,000	239,824
		2,117,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–0.34%
CVR Energy, Inc., 8.50%, 01/15/2029 (b)	$468,000	$ 477,229
Phillips 66 Co., 5.30%, 06/30/2033	159,000	162,801
		640,030

Oil & Gas Storage & Transportation–5.88%
6297782 LLC (Canada),
5.58%, 10/01/2034 (b)	64,000	63,748
6.18%, 10/01/2054 (b)	132,000	132,032
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032 (b)	236,000	243,369
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/2029 (b)	109,000	113,446
7.25%, 07/15/2032 (b)	131,000	137,488
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	66,000	77,927
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	163,000	170,040
7.38%, 01/15/2083 (c)	217,000	219,872
7.63%, 01/15/2083 (c)	165,000	172,977
8.50%, 01/15/2084 (c)	155,000	170,269
Series NC5, 8.25%, 01/15/2084 (c)	246,000	257,999
Energy Transfer L.P.,
5.55%, 02/15/2028	32,000	32,906
6.40%, 12/01/2030	37,000	40,057
5.75%, 02/15/2033	107,000	111,337
6.55%, 12/01/2033	52,000	56,902
5.55%, 05/15/2034	131,000	134,465
5.00%, 05/15/2050	149,000	132,258
5.95%, 05/15/2054	179,000	180,850
8.00%, 05/15/2054 (c)	148,000	157,558
6.05%, 09/01/2054	331,000	338,958
7.13%, 10/01/2054 (c)	450,000	456,045
Enterprise Products Operating LLC,
5.35%, 01/31/2033	17,000	17,688
4.20%, 01/31/2050	156,000	130,855
Series D, 6.88%, 03/01/2033	45,000	51,267
8.34% (3 mo. Term SOFR + 3.25%), 08/16/2077 (e)	158,000	156,281
EQM Midstream Partners L.P., 6.50%, 07/15/2048	176,000	181,899
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	35,000	35,863
7.75%, 02/01/2028	50,000	50,925
8.88%, 04/15/2030	56,000	59,483
7.88%, 05/15/2032	122,000	125,273
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036 (b)	205,000	211,490
6.13%, 02/23/2038 (b)	200,000	209,060
6.51%, 02/23/2042 (b)	200,000	212,981
6.10%, 08/23/2042 (b)	200,000	205,235
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032 (b)	178,000	184,412
Kinder Morgan, Inc.,
7.80%, 08/01/2031	102,000	118,000
5.20%, 06/01/2033	7,000	7,020

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
4.80%, 02/15/2029	$143,000	$ 144,406
4.70%, 04/15/2048	170,000	146,517
5.50%, 02/15/2049	225,000	215,899
4.95%, 03/14/2052	239,000	211,654
5.65%, 03/01/2053	32,000	31,337
New Fortress Energy, Inc., 6.50%, 09/30/2026 (b)	31,000	26,860
NGL Energy Operating LLC/NGL Energy
Finance Corp.,
8.13%, 02/15/2029 (b)	43,000	44,011
8.38%, 02/15/2032 (b)	281,000	289,445
Northern Natural Gas Co.,
3.40%, 10/16/2051 (b)	34,000	23,474
5.63%, 02/01/2054 (b)	54,000	54,953
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032 (b)	200,000	206,628
ONEOK Partners L.P., 6.85%, 10/15/2037	166,000	184,468
ONEOK, Inc.,
5.65%, 11/01/2028	47,000	48,838
5.80%, 11/01/2030	32,000	33,821
6.35%, 01/15/2031	242,000	259,879
6.10%, 11/15/2032	76,000	80,735
6.05%, 09/01/2033	171,000	180,602
6.63%, 09/01/2053	252,000	277,810
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	26,000	24,484
Prairie Acquiror L.P., 9.00%, 08/01/2029 (b)	134,000	140,245
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	167,000	176,163
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055 (b)(c)	175,000	180,412
7.63%, 03/01/2055 (b)(c)	177,000	180,828
Tallgrass Energy Partners
L.P./Tallgrass Energy Finance Corp.,
7.38%, 02/15/2029 (b)	421,000	430,672
Targa Resources Corp.,
5.20%, 07/01/2027	133,000	134,995
5.50%, 02/15/2035	76,000	77,193
6.25%, 07/01/2052	157,000	164,539
Venture Global LNG, Inc.,
9.50%, 02/01/2029 (b)	287,000	323,611
7.00%, 01/15/2030 (b)	189,000	193,374
9.88%, 02/01/2032 (b)	420,000	466,882
Western Midstream Operating L.P.,
6.15%, 04/01/2033	128,000	134,597
5.45%, 11/15/2034	196,000	195,031
Williams Cos., Inc. (The),
5.30%, 08/15/2028	265,000	272,204
4.80%, 11/15/2029	148,000	149,134
4.65%, 08/15/2032	16,000	15,748
5.65%, 03/15/2033	16,000	16,626
5.80%, 11/15/2054	87,000	88,910
		11,185,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Bond Fund

	Principal Amount	Value
Other Specialized REITs–0.05%
Iron Mountain, Inc.,
4.50%, 02/15/2031 (b)	$50,000	$46,979
5.63%, 07/15/2032 (b)	47,000	46,340
		93,319

Other Specialty Retail–0.20%
Bath & Body Works, Inc., 6.75%, 07/01/2036	92,000	94,321
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 02/15/2028 (b)	250,000	239,412
Tractor Supply Co., 5.25%, 05/15/2033	53,000	54,266
		387,999

Packaged Foods & Meats–0.17%
Campbell Soup Co., 5.20%, 03/21/2029	2,000	2,056
J.M. Smucker Co. (The), 6.20%, 11/15/2033	84,000	91,562
Minerva (Luxembourg) S.A. (Brazil),
8.88%, 09/13/2033 (b)	205,000	221,412
		315,030

Paper & Plastic Packaging Products & Materials–0.34%
Graphic Packaging International LLC,
6.38%, 07/15/2032 (b)	252,000	257,967
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030 (b)	139,000	142,246
5.44%, 04/03/2034 (b)	128,000	131,787
5.78%, 04/03/2054 (b)	103,000	108,395
		640,395

Passenger Airlines–1.21%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	145,960	134,454
Series 2021-1, Class A, 2.88%, 07/11/2034	144,626	125,520
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (b)	285,000	279,633
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035 (b)	106,422	94,355
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025 (b)	96,903	96,540
4.75%, 10/20/2028 (b)	332,885	329,769
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 01/07/2026	176,428	171,707
Series 2020-1, Class A, 5.88%, 10/15/2027	167,984	171,305
Series 2018-1, Class AA, 3.50%, 03/01/2030	180,018	168,132
Series 2019-1, Class A, 4.55%, 08/25/2031	149,321	137,864
Series 2019-1, Class AA, 4.15%, 08/25/2031	234,845	223,805
Series 24-A, 5.88%, 02/15/2037	191,000	195,264
Series AA, 5.45%, 02/15/2037	178,000	183,872
		2,312,220

	Principal Amount	Value
Personal Care Products–0.32%
Kenvue, Inc.,
5.05%, 03/22/2028	$82,000	$84,293
5.00%, 03/22/2030	162,000	167,717
4.90%, 03/22/2033	195,000	199,612
5.10%, 03/22/2043	85,000	85,678
5.20%, 03/22/2063	81,000	81,112
		618,412

Pharmaceuticals–1.04%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	202,000	207,672
Bristol-Myers Squibb Co.,
4.90%, 02/22/2029	55,000	56,413
5.10%, 02/22/2031	70,000	72,396
5.90%, 11/15/2033	128,000	139,493
6.25%, 11/15/2053	81,000	91,446
6.40%, 11/15/2063	122,000	139,842
Eli Lilly and Co.,
4.70%, 02/09/2034	138,000	139,820
5.00%, 02/09/2054	2,000	1,993
5.05%, 08/14/2054	264,000	265,222
5.10%, 02/09/2064	161,000	160,760
5.20%, 08/14/2064	74,000	75,012
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (b)	86,000	91,421
Merck & Co., Inc.,
5.00%, 05/17/2053	88,000	86,706
5.15%, 05/17/2063	51,000	50,841
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028	224,000	225,156
4.75%, 05/19/2033	180,000	181,053
		1,985,246

Precious Metals & Minerals–0.11%
Anglo American Capital PLC (South Africa), 5.75%, 04/05/2034 (b)	200,000	205,832

Property & Casualty Insurance–0.35%
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054 (b)	152,000	158,829
6.10%, 03/15/2055 (b)	326,000	330,057
Markel Group, Inc., 6.00%, 05/16/2054	94,000	97,501
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	76,000	79,611
		665,998

Rail Transportation–0.57%
Burlington Northern Santa Fe LLC,
5.20%, 04/15/2054	218,000	219,232
Norfolk Southern Corp.,
5.05%, 08/01/2030	36,000	37,141
5.55%, 03/15/2034	99,000	104,678
5.35%, 08/01/2054	102,000	102,464
5.95%, 03/15/2064	140,000	151,696
Union Pacific Corp.,
4.50%, 01/20/2033	233,000	232,846
5.15%, 01/20/2063	248,000	242,140
		1,090,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Bond Fund

	Principal Amount	Value
Real Estate Development–0.65%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031 (b)	$85,000	$ 92,123
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (b)	84,000	89,644
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	745,000	824,114
6.88%, 07/15/2029	228,000	237,013
		1,242,894

Regional Banks–0.59%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	20,000	18,362
5.64%, 05/21/2037 (c)	160,000	154,770
Huntington Bancshares, Inc., 4.44%, 08/04/2028 (c)	72,000	71,804
Regions Financial Corp., 5.72%, 06/06/2030 (c)	195,000	200,166
Truist Financial Corp.,
6.05%, 06/08/2027 (c)	145,000	148,043
7.16%, 10/30/2029 (c)	165,000	179,342
5.44%, 01/24/2030 (c)	34,000	34,885
4.92%, 07/28/2033 (c)	27,000	26,126
6.12%, 10/28/2033 (c)	122,000	129,814
5.87%, 06/08/2034 (c)	161,000	168,306
		1,131,618

Reinsurance–0.93%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029 (b)	563,000	537,999
3.13%, 06/15/2031 (b)	15,000	12,830
4.70%, 10/15/2051 (b)(c)	407,000	382,609
6.75%, 03/15/2054 (b)	299,000	306,429
7.95%, 10/15/2054 (b)(c)	117,000	119,977
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035 (b)(c)	400,000	411,284
		1,771,128

Renewable Electricity–0.02%
Idaho Power Co., 5.20%, 08/15/2034	43,000	43,746

Research & Consulting Services–0.10%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (b)	195,000	193,247

Restaurants–0.07%
McDonald’s Corp., 5.45%, 08/14/2053	127,000	128,678

Retail REITs–0.60%
Agree L.P., 5.63%, 06/15/2034	94,000	96,990
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	70,000	72,472
Kimco Realty OP LLC, 2.25%, 12/01/2031	13,000	10,890
Kite Realty Group L.P.,
4.95%, 12/15/2031	113,000	111,656
5.50%, 03/01/2034	40,000	40,577
Kite Realty Group Trust, 4.75%, 09/15/2030	117,000	115,951

	Principal Amount	Value
Retail REITs–(continued)
NNN REIT, Inc.,
5.60%, 10/15/2033	$70,000	$ 72,019
5.50%, 06/15/2034	95,000	97,196
Realty Income Corp.,
4.85%, 03/15/2030	33,000	33,480
5.63%, 10/13/2032	117,000	122,788
5.38%, 09/01/2054	52,000	51,325
Regency Centers L.P.,
4.13%, 03/15/2028	136,000	134,355
5.25%, 01/15/2034	98,000	99,823
5.10%, 01/15/2035	74,000	74,266
		1,133,788

Security & Alarm Services–0.05%
Brink’s Co. (The), 6.75%, 06/15/2032 (b)	90,000	93,692

Self-Storage REITs–0.40%
Extra Space Storage L.P.,
5.70%, 04/01/2028	52,000	53,708
2.55%, 06/01/2031	28,000	24,117
5.40%, 02/01/2034	186,000	189,435
Public Storage Operating Co.,
5.13%, 01/15/2029	29,000	29,914
5.10%, 08/01/2033	198,000	202,979
5.35%, 08/01/2053	267,000	269,660
		769,813

Semiconductors–0.81%
Broadcom, Inc., 4.30%, 11/15/2032	197,000	190,337
Foundry JV Holdco LLC,
6.15%, 01/25/2032 (b)	250,000	257,639
5.88%, 01/25/2034 (b)	451,000	453,279
6.25%, 01/25/2035 (b)	333,000	342,133
Micron Technology, Inc.,
4.98%, 02/06/2026	130,000	130,402
5.30%, 01/15/2031	120,000	123,075
2.70%, 04/15/2032	30,000	25,712
Skyworks Solutions, Inc., 3.00%, 06/01/2031	13,000	11,361
		1,533,938

Single-Family Residential REITs–0.17%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	222,000	226,545
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028 (b)	85,000	85,693
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	11,000	9,993
		322,231

Soft Drinks & Non-alcoholic Beverages–0.37%
Coca-Cola Co. (The),
5.00%, 05/13/2034	155,000	161,206
5.30%, 05/13/2054	210,000	218,070
5.40%, 05/13/2064	316,000	327,393
		706,669

Sovereign Debt–2.05%
Abu Dhabi Government International Bond (United Arab Emirates), 5.50%, 04/30/2054 (b)	200,000	215,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027 (b)	$200,000	$ 194,569
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	378,000	384,450
6.13%, 03/15/2034	76,000	76,965
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	215,000	222,375
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054 (b)	255,000	276,437
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031 (b)	200,000	204,208
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035	200,000	208,246
6.00%, 05/07/2036	215,000	217,077
6.40%, 05/07/2054	325,000	321,870
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	84,000	85,334
Philippine Government International Bond (Philippines), 5.18%, 09/05/2049	321,000	317,084
Romanian Government International Bond (Romania),
6.63%, 02/17/2028 (b)	190,000	197,937
5.88%, 01/30/2029 (b)	124,000	126,575
7.13%, 01/17/2033 (b)	150,000	162,472
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030 (b)	41,000	41,677
5.00%, 01/16/2034 (b)	267,000	272,165
5.75%, 01/16/2054 (b)	120,000	123,429
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034 (b)	255,000	260,578
		3,908,698

Specialized Consumer Services–0.23%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029 (b)	200,000	208,388
Carriage Services, Inc., 4.25%, 05/15/2029 (b)	252,000	232,935
		441,323

Specialized Finance–0.51%
Blackstone Private Credit Fund, 6.25%, 01/25/2031 (b)	97,000	99,292
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (b)	163,000	174,050
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029 (b)	200,000	203,670
5.55%, 04/03/2034 (b)	479,000	487,324
		964,336

Specialty Chemicals–0.80%
Eastman Chemical Co., 5.00%, 08/01/2029	98,000	99,484

	Principal Amount	Value
Specialty Chemicals–(continued)
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	$353,000	$ 339,766
8.75%, 05/03/2029 (b)	270,000	282,171
5.50%, 03/18/2031	591,000	520,307
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033 (b)	265,000	285,640
		1,527,368

Steel–0.39%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	259,000	273,232
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032 (b)	89,000	89,490
6.25%, 10/01/2040	55,000	48,501
POSCO (South Korea), 5.63%, 01/17/2026 (b)	200,000	202,131
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	125,000	127,734
		741,088

Systems Software–0.57%
Camelot Finance S.A., 4.50%, 11/01/2026 (b)	93,000	91,143
Oracle Corp.,
6.25%, 11/09/2032	481,000	524,349
4.90%, 02/06/2033	180,000	180,205
6.90%, 11/09/2052	244,000	284,422
		1,080,119

Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc., 4.10%, 08/08/2062	207,000	178,407
Seagate HDD Cayman, 9.63%, 12/01/2032	159,000	183,464
		361,871

Tobacco–0.31%
B.A.T Capital Corp. (United Kingdom),
6.00%, 02/20/2034	114,000	120,274
7.08%, 08/02/2043	30,000	33,481
Philip Morris International, Inc.,
4.88%, 02/15/2028	14,000	14,201
5.25%, 09/07/2028	201,000	206,923
4.88%, 02/13/2029	7,000	7,120
5.63%, 11/17/2029	16,000	16,856
5.13%, 02/13/2031	77,000	79,015
5.75%, 11/17/2032	85,000	89,980
5.63%, 09/07/2033	30,000	31,517
		599,367

Trading Companies & Distributors–1.40%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045 (b)(c)	1,208,000	1,205,198
Air Lease Corp., Series B, 4.65% (c)(d)	95,000	91,826
Aircastle Ltd., 5.25% (b)(c)(d)	186,000	183,211
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (b)	96,000	92,408
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (b)	93,000	92,484
7.88%, 12/01/2030 (b)	249,000	267,454
7.00%, 05/01/2031 (b)	154,000	161,527
7.00%, 06/15/2032 (b)	101,000	105,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Bond Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029 (b)	$200,000	$ 206,113
5.13%, 07/17/2034 (b)	252,000	259,793
		2,665,743

Transaction & Payment Processing Services–0.53%
Fiserv, Inc.,
5.38%, 08/21/2028	244,000	251,844
5.63%, 08/21/2033	191,000	199,957
5.45%, 03/15/2034	309,000	318,678
Mastercard, Inc., 4.85%, 03/09/2033	240,000	247,230
		1,017,709

Wireless Telecommunication Services–1.12%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025 (b)	138,750	138,373
5.15%, 03/20/2028 (b)	1,220,250	1,227,024
T-Mobile USA, Inc.,
4.50%, 04/15/2050	148,000	128,506
5.65%, 01/15/2053	218,000	223,866
6.00%, 06/15/2054	63,000	68,086
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	47,000	46,642
4.13%, 06/04/2081 (c)	223,000	200,781
5.13%, 06/04/2081 (c)	119,000	93,578
		2,126,856
Total U.S. Dollar Denominated Bonds & Notes (Cost $167,458,593)		170,731,424

	Shares
Preferred Stocks–4.29%
Diversified Banks–2.28%
Bank of America Corp., 6.50%, Series Z, Pfd. (c)	433,000	433,807
Citigroup, Inc., 6.25%, Series T, Pfd. (c)	371,000	375,123
Citigroup, Inc., 5.00%, Series U, Pfd. (c)	790,000	788,753
Citigroup, Inc., 4.00%, Series W, Pfd. (c)	308,000	300,200
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,434,224
		4,332,107

Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd. (c)	17,750	468,422

Investment Banking & Brokerage–1.58%
Goldman Sachs Group, Inc. (The), 8.24% (3 mo. Term SOFR + 3.14%), Series P, Pfd. (e)	408,000	409,075
Morgan Stanley, 7.13% (3 mo. USD LIBOR + 4.32%), Series E, Pfd.	62,725	1,588,197
Morgan Stanley, 6.88% (3 mo. USD LIBOR + 3.94%), Series F, Pfd.	40,000	1,012,400
		3,009,672

Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	348,215
Total Preferred Stocks (Cost $8,191,563)		8,158,416

	Principal Amount	Value
U.S. Treasury Securities–2.77%
U.S. Treasury Bills–0.67%
5.27% - 5.31%, 09/05/2024 (i)(j)	$700,000	$ 699,597
4.78%, 01/30/2025 (i)(j)	577,000	565,719
		1,265,316

U.S. Treasury Bonds–0.87%
4.13%, 08/15/2044	533,700	520,900
4.63%, 05/15/2054	1,067,500	1,141,224
		1,662,124

U.S. Treasury Notes–1.23%
4.00%, 07/31/2029	1,183,500	1,197,647
4.13%, 07/31/2031	41,000	41,775
3.88%, 08/15/2034	1,112,100	1,108,190
		2,347,612
Total U.S. Treasury Securities (Cost $5,299,279)		5,275,052

Asset-Backed Securities–1.76%
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II,
4.85%, 07/30/2047 (b)	368,691	363,196
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053 (b)	462,840	492,493
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%,
01/20/2050 (b)	305,280	295,087
Series 2021-1A, Class A2I, 2.19%, 08/20/2051 (b)	203,875	181,971
Series 2021-1A, Class A2II, 2.64%, 08/20/2051 (b)	203,875	170,255
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054 (b)	233,000	244,350
Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (b)	256,000	263,292
Series 2024-1A, Class A2I, 6.27%, 07/30/2054 (b)	254,000	264,082
Wendy’s Funding LLC, Series 2018-1A,
Class A2II, 3.88%, 03/15/2048 (b)	626,389	604,635
Zaxby’s Funding LLC, Series 2024-1A,
Class A2I, 6.59%, 04/30/2054 (b)	150,000	155,833
Ziply Fiber Issuer LLC, Series 2024-1A,
Class A2, 6.64%, 04/20/2054 (b)	308,000	317,610
Total Asset-Backed Securities (Cost $3,370,359)		3,352,804

Municipal Obligations–0.13%
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB, 4.19%, 06/01/2037	145,000	138,733
Series 2022, RB, 4.35%, 06/01/2041	110,000	103,562
Total Municipal Obligations (Cost $255,000)		242,295

Variable Rate Senior Loan Interests–0.09% (k)(l)
Gas Utilities–0.04%
NGL Energy Operating LLC, Term Loan, 9.00% (1 mo. Term SOFR + 3.75%), 02/03/2031	77,805	77,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Bond Fund

	Principal Amount	Value
Leisure Products–0.05%
Amer Sports (Finland), Term Loan B,
8.35% (3 mo. Term SOFR +
3.25%), 02/10/2031	$97,267	$ 97,663
Total Variable Rate Senior Loan Interests (Cost $174,245)		175,447

Non-U.S. Dollar Denominated Bonds & Notes–0.06% (m)
Health Care REITs–0.06%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025 (Cost $103,014)	EUR 100,000	107,041

Shares	Value
Options Purchased–0.03% (Cost $55,190) (n)	$ 56,460

TOTAL INVESTMENTS IN SECURITIES–98.81% (Cost $184,907,243)	188,098,939

OTHER ASSETS LESS LIABILITIES–1.19%	2,270,971

NET ASSETS–100.00%	$190,369,910

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:

(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $66,925,505, which represented 35.16% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.

(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.

(f)	Zero coupon bond issued at a discount.

(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $61,920, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.

(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(k)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(n)	The table below details options purchased.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2	$6,760,012	$(6,760,014)	$-	$-	$-	$7,796
Invesco Liquid Assets Portfolio, Institutional Class	-	4,094,066	(4,094,092)	-	26	-	4,740
Invesco Treasury Portfolio, Institutional Class	2	8,460,241	(8,460,243)	-	-	-	9,777
Total	$4	$19,314,319	$(19,314,349)	$-	$26	$-	$22,313

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value	Value
Equity Risk
S&P 500 Index	Call	01/17/2025	3	USD 5,725.00	USD 1,717,500	$56,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	20	December-2024	$4,150,937	$(7,538)	$(7,538)
U.S. Treasury 5 Year Notes	104	December-2024	11,377,438	(33,526)	(33,526)
U.S. Treasury Long Bonds	86	December-2024	10,588,750	(137,255)	(137,255)
U.S. Treasury Ultra Bonds	34	December-2024	4,485,875	(75,774)	(75,774)
Subtotal-Long Futures Contracts				(254,093)	(254,093)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	6	December-2024	(681,375)	3,690	3,690
U.S. Treasury 10 Year Ultra Notes	86	December-2024	(10,099,625)	76,407	76,407
Subtotal-Short Futures Contracts				80,097	80,097
Total Futures Contracts				$(173,996)	$(173,996)

Open Forward Foreign Currency Contracts
Settlement		Contract to		Unrealized Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)
Currency Risk
11/25/2024	Barclays Bank PLC	EUR 84,000	USD 92,419	$(778)
Abbreviations:
EUR –Euro
USD –U.S. Dollar
Portfolio Composition
By security type, based on Net Assets
as of August 31, 2024

U.S. Dollar Denominated Bonds & Notes	89.68%
Preferred Stocks	4.29
U.S. Treasury Securities	2.77
Asset-Backed Securities	1.76
Security Types Each Less Than 1% of Portfolio	0.31
Money Market Funds Plus Other Assets Less Liabilities	1.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Bond Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $184,907,243)	$188,098,939
Foreign currencies, at value (Cost $4,822)	4,798
Receivable for:
Investments sold	1,174,108
Dividends	49,369
Interest	2,462,893
Investment for trustee deferred compensation and retirement plans	25,539
Total assets	191,815,646

Liabilities:
Other investments:
Variation margin payable – futures contracts	67,136
Unrealized depreciation on forward foreign currency contracts outstanding	778
Payable for:
Investments purchased	955,270
Dividends	54,644
Amount due custodian	183,568
Accrued fees to affiliates	17,126
Accrued trustees’ and officers’ fees and benefits	560
Accrued other operating expenses	141,115
Trustee deferred compensation and retirement plans	25,539
Total liabilities	1,445,736
Net assets applicable to common shares	$190,369,910

Net assets applicable to common shares consist of:
Shares of beneficial interest	$219,694,983
Distributable earnings (loss)	(29,325,073)
$190,369,910

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Shares outstanding	11,418,446
Net asset value per common share	$16.67
Market value per common share	$16.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Bond Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $245)	$5,224,353

Dividends	182,550

Dividends from affiliated money market funds	22,313

Total investment income	5,429,216

Expenses:

Advisory fees	392,672

Administrative services fees	13,658

Custodian fees	11,255

Transfer agent fees	22,964

Trustees’ and officers’ fees and benefits	11,227

Registration and filing fees	11,952

Reports to shareholders	110,591

Professional services fees	45,762

Other	2,728

Total expenses	622,809

Less: Fees waived	(351)

Net expenses	622,458

Net investment income	4,806,758

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(23,627)

Affiliated investment securities	26

Foreign currencies	1,205

Forward foreign currency contracts	(1,271)

Futures contracts	724,521

Option contracts written	(46,425)

654,429

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,464,061

Foreign currencies	249

Forward foreign currency contracts	1,210

Futures contracts	(243,411)

5,222,109

Net realized and unrealized gain	5,876,538

Net increase in net assets resulting from operations	$10,683,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Bond Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)

	August 31, 2024	February 29, 2024

Operations:
Net investment income	$4,806,758	$9,239,854

Net realized gain (loss)	654,429	(16,021,223)

Change in net unrealized appreciation	5,222,109	15,167,297

Net increase in net assets resulting from operations	10,683,296	8,385,928

Distributions to common shareholders from distributable earnings	(4,715,818)	(9,250,107)

Net increase in common shares of beneficial interest	–	46,985

Net increase (decrease) in net assets	5,967,478	(817,194)

Net assets:
Beginning of period	184,402,432	185,219,626

End of period	$190,369,910	$184,402,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended August 31,		Year Ended February 29,	Years Ended February 28,			Year ended February 29,
	2024		2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.15		$ 16.23	$ 18.91	$ 20.81	$21.06	$ 19.07

Net investment income (a)	0.42		0.81	0.71	0.65	0.71	0.77

Net gains (losses) on securities (both realized and unrealized)	0.51		(0.08)	(2.64)	(1.35)	0.52	2.27

Total from investment operations	0.93		0.73	(1.93)	(0.70)	1.23	3.04

Less:
Dividends from net investment income	(0.41)		(0.81)	(0.75)	(0.66)	(0.73)	(0.81)

Distributions from net realized gains	–		–	(0.00)	(0.54)	(0.75)	(0.24)

Total distributions	(0.41)		(0.81)	(0.75)	(1.20)	(1.48)	(1.05)

Net asset value, end of period	$ 16.67		$ 16.15	$ 16.23	$ 18.91	$20.81	$ 21.06

Market value, end of period	$ 16.69		$ 15.76	$ 16.23	$ 17.70	$19.78	$ 19.51

Total return at net asset value (b)	5.91%		4.98%	(10.07)%	(3.46)%	6.11%	16.39%

Total return at market value (c)	8.66%		2.44%	(3.92)%	(4.94)%	8.88%	15.13%

Net assets, end of period (000’s omitted)	$190,370		$184,402	$185,220	$215,871	$237,591	$239,766

Portfolio turnover rate (d)	72%		175%	134%	137%	173%	158%

Ratios/supplemental data based on average net assets:
Ratio of expenses:

With fee waivers and/or expense reimbursements	0.66	% (e)	0.57%	0.63%	0.52%	0.54%	0.53%

Without fee waivers and/or expense reimbursements	0.66	% (e)	0.57%	0.63%	0.52%	0.54%	0.53%

Ratio of net investment income to average net assets	5.14	% (e)	5.08%	4.25%	3.17%	3.39%	3.83%

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Bond Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Fund’s investment objective is to seek interest income while conserving capital.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946,
Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standard
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

26	Invesco Bond Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination
- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
- The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.
Federal Income Taxes
-
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Accounting Estimates
-
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.
Indemnifications
- Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.
Foreign Currency Translations
- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
I.
Forward Foreign Currency Contracts
- The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

27	Invesco Bond Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
J.
Futures Contracts
- The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.
Call Options Purchased and Written
- The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.
Leverage Risk
- Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.
Collateral
- To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.420%
Over $500 million	0.350%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.

28	Invesco Bond Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $351.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees
. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
Certain officers and trustees of the Fund are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$169,802,226	$929,198	$170,731,424

Preferred Stocks	5,851,458	2,306,958	–	8,158,416

U.S. Treasury Securities	–	5,275,052	–	5,275,052

Asset-Backed Securities	–	3,352,804	–	3,352,804

Municipal Obligations	–	242,295	–	242,295

Variable Rate Senior Loan Interests	–	175,447	–	175,447

Non-U.S. Dollar Denominated Bonds & Notes	–	107,041	–	107,041

Options Purchased	56,460	–	–	56,460

Total Investments in Securities	5,907,918	181,261,823	929,198	188,098,939

Other Investments - Assets*

Futures Contracts	80,097	–	–	80,097

Other Investments - Liabilities*

Futures Contracts	(254,093)	–	–	(254,093)

Forward Foreign Currency Contracts	–	(778)	–	(778)

	(254,093)	(778)	–	(254,871)

Total Other Investments	(173,996)	(778)	–	(174,774)

Total Investments	$5,733,922	$181,261,045	$929,198	$187,924,165

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
 For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

29	Invesco Bond Fund

Value of Derivative Investments at Period–End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2024:

	Value
Derivative Assets	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded (a)	$–	$80,097	$80,097

Options purchased, at value – Exchange-Traded (b)	56,460	–	56,460

Total Derivative Assets	56,460	80,097	136,557

Derivatives not subject to master netting agreements	(56,460)	(80,097)	(136,557)

Total Derivative Assets subject to master netting agreements	$–	$–	$–

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded (a)	$–	$(254,093)	$(254,093)

Unrealized depreciation on forward foreign currency contracts outstanding	(778)	–	(778)

Total Derivative Liabilities	(778)	(254,093)	(254,871)

Derivatives not subject to master netting agreements	–	254,093	254,093

Total Derivative Liabilities subject to master netting agreements	$(778)	$–	$(778)

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2024.

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$(778)	$(778)	$–	$–	$(778)

Effect of Derivative Investments for the six months ended August 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency	Equity	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(1,271)	$-	$-	$(1,271)

Futures contracts	-	-	724,521	724,521

Options purchased (a)	-	190,930	-	190,930

Options written	-	(46,425)	-	(46,425)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	1,210	-	-	1,210

Futures contracts	-	-	(243,411)	(243,411)

Options purchased (a)	-	6,760	-	6,760

Total	$(61)	$151,265	$481,110	$632,314

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
 The table below summarizes the average notional value of derivatives held during the period.

	Forward		Index	Index
	Foreign Currency	Futures	Options	Options
	Contracts	Contracts	Purchased	Written
Average notional value	$300,756	$42,792,777	$3,116,417	$5,812,500
Average contracts	–	–	6	10

30	Invesco Bond Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “
Trustees’ and Officers’ Fees and Benefits
” includes amounts accrued by the Fund to fund such deferred compensation amounts.
NOTE 6–Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
 The Fund had a capital loss carryforward as of February 29, 2024, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$7,622,912	$25,090,845	$32,713,757

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $69,329,590 and $72,437,096, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,392,642

Aggregate unrealized (depreciation) of investments	(2,733,371)

Net unrealized appreciation of investments	$2,659,271

 Cost of investments for tax purposes is $185,264,894.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2024	2024

Beginning shares	11,418,446	11,415,552

Shares issued through dividend reinvestment	–	2,894

Ending shares	11,418,446	11,418,446

 The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
NOTE 10–Dividends
The Fund declared the following dividends from net investment income subsequent to August 31, 2024:

Declaration Date	Amount per Share	Record Date	Payable Date

September 3, 2024	$0.0740	September 17, 2024	September 30, 2024

October 1, 2024	$0.0740	October 16, 2024	October 31, 2024

31	Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Bloomberg Baa U.S. Corporate Bond Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that there were only six funds (including the Fund) in the performance universe.

32	Invesco Bond Fund

The Board noted that the Fund’s performance was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring the economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements as well as Invesco Advisers’
investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
 The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

33	Invesco Bond Fund

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders.
The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)	Elizabeth Krentzman	9,565,121.63	194,642.61
	Robert C. Troccoli	9,550,269.96	209,494.28
	Carol Deckbar	9,563,161.63	196,602.61
	Douglas Sharp	9,534,600.96	225,163.28
A Joint Special Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 29, 2024. The Meeting was held for the following purpose:
(1). To approve amendments to the current fundamental investment restrictions of the Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain
(a)	To amend the fundamental investment restriction regarding diversification	5,914,610.48	277,948.10	285,453.65
(b)	To amend the fundamental investment restriction regarding borrowing	5,372,693.48	818,022.10	287,294.65
(c)	To amend the fundamental investment restriction regarding issuing senior securities	5,422,251.44	779,301.15	276,458.65
(d)	To amend the fundamental investment restriction regarding underwriting securities issued by other persons	5,838,061.44	344,845.15	295,104.65
(e)	To amend the fundamental investment restriction regarding lending	5,853,415.44	331,564.15	293,029.65
(f)	To amend the fundamental investment restriction regarding purchasing and selling real estate	5,881,252.48	319,108.10	277,650.65
(g)	To amend the fundamental investment restriction regarding purchasing and selling commodities	5,858,863.48	354,248.10	264,898.65
(h)	To amend the fundamental investment restriction regarding industry concentration	5,882,449.29	335,224.30	260,337.65
(2). To approve the removal of the following current fundamental investment restrictions for the affected Fund as follows:
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld	Votes Abstain
(a)	To remove the fundamental investment restriction regarding purchasing on margin	5,105,728.81	1,100,924.10	271,357.32
(b)	To remove the fundamental investment restriction(s) regarding making short sales, writing, purchasing or selling puts or calls or purchasing futures or options	5,103,352.81	1,105,841.10	268,814.32
(c)	To remove the fundamental investment restriction regarding investing for control or management.	5,112,767.81	1,094,356.10	270,886.32
(d)	To remove the fundamental investment restriction regarding investing in management-owned securities	5,102,353.48	1,112,218.10	263,438.65
(e)	To remove the fundamental investment restriction regarding investing in preferred stock	5,193,951.48	1,021,208.10	262,849.65
(f)	To remove the fundamental investment restriction regarding investing in debt securities	5,216,558.48	1,019,057.10	242,394.65
(g)	To remove the fundamental investment restriction regarding joint trading	5,911,986.48	309,768.10	256,254.65

34	Invesco Bond Fund

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Fund is shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website,sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-02090	VK-CE-BOND-SAR-1

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1)	Not applicable.

19(a)(2)	Not applicable.

19(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Bond Fund

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024